FINANCIAL EXPENSE (INCOME), NET	12 Months Ended
Dec. 31, 2012
FINANCIAL LOSS (INCOME) [Abstract]
FINANCIAL LOSS (INCOME)

NOTE 12:- FINANCIAL EXPENSE (INCOME), NET

	Year ended December 31,
	2012	2011	2010

Financial income:
Interest income on short-term deposits	$(39)	$(3)	$(32)
Interest and realized gain on marketable securities	-	(2)	(208)
Foreign currency adjustments gains and other	(33)	(15)	(462)
Revaluation of warrants related to share purchase agreement	-	(1,637)	(1,072)

	(72)	(1,657)	(1,774)
Financial expenses:
Bank and interest expenses	31	19	36
Foreign currency adjustments losses	-	3	473
Revaluation of warrants related to share purchase agreement	635	-	-
Issuance cost derived from warrants related to share purchase agreement	-	-	244
Interest on convertible debenture	288
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture	1,547	-	-
Others	-	251	79

	2,501	273	832

	$2,429	$(1,384)	$(942)